Loan Payables (Details)					1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Jan. 12, 2022 USD ($)	Jan. 06, 2022 USD ($)	Mar. 02, 2017 USD ($)	Jun. 15, 2020 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021
Loan Payables (Details) [Line Items]
Loan agreement amount								$ 2,624,329
Annual interest rate							5.75%
Maturity date				Mar. 02, 2024
General liability insurance						$ 1,000,000		1,000,000
Current loan payable	$ 498,252					285,489		370,828	$ 498,252
Interest expense						31,255		39,379
Principal amount							$ 281,940	281,941
Principal of interest expense						$ 20,785
Repayment amount								$ 65,050
Maximum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio				1.3
Minimum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio				1
American First National Bank [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount				$ 1,000,000
Annual interest rate				4.50%			4.50%		4.50%	4.50%
Maturity date						March 2, 2024		March 2, 2024
American First National Bank [Member] | Maximum [Member]
Loan Payables (Details) [Line Items]
Annual interest rate						7.75%		7.75%
American First National Bank [Member] | Minimum [Member]
Loan Payables (Details) [Line Items]
Annual interest rate						2.00%		4.50%
U.S. Small Business Administration [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount	2,649,700							$ 2,624,329	$ 2,649,700
Interest expense						$ 23,462	$ 23,953	$ 95,081	36,456
Maturity date						June 15, 2050		June 15, 2050
Principal amount						$ 52,040		$ 25,671
Maison Monrovia [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount				$ 1,000,000	$ 150,000
Annual interest rate					3.75%
Current loan payable	$ 313,278								313,278
Interest expense						5,330	$ 7,635	$ 31,416	$ 36,791
Maturity date					June 15, 2050
Maison Monrovia [Member] | Maximum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio	2								2
Maison Monrovia [Member] | Minimum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio	1.01								1.01
Maison San Gabriel [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount		$ 1,850,000			$ 150,000
Annual interest rate		3.75%			3.75%
Maturity date		June 15, 2050			June 15, 2050
Maison San Gabriel [Member] | Maximum [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount						$ 2,603,544
Debt service ratio								4.67
Maison San Gabriel [Member] | Minimum [Member]
Loan Payables (Details) [Line Items]
Debt service ratio								4.93
Maison El Monte [Member]
Loan Payables (Details) [Line Items]
Loan agreement amount			$ 350,000		$ 150,000
Annual interest rate			3.75%		3.75%
Maturity date			June 15, 2050		June 15, 2050
San Gabriel, LP [Member]
Loan Payables (Details) [Line Items]
Annual interest rate				4.50%